Description of Organization and Business Operations And Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Haymaker III [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description Of Organization And Business Operations And Liquidity
NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Haymaker Acquisition Corp. III (the “Company” or “Haymaker”) is a blank check company incorporated in Delaware on
July 6, 2020
. The Company was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”).
The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of March 31, 2022, the Company had not commenced any operations. All activity for the three months ended March 31, 2022 and March 31, 2021 relates to the Company’s formation, the initial public offering (“Initial Public Offering”) as described below, and since the closing of the Initial Public Offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating
income in the form of interest income or gains on investments on the cash and investments held in a trust account from the proceeds derived from the Initial Public Offering. In addition, the Company will recognize non-operating
income or loss on the change in fair value of warrant liabilities and the convertible promissory note.
The registration statement for the Company’s Initial Public Offering was declared effective on March 1, 2021. On March 4, 2021, the Company consummated the Initial Public Offering of 30,000,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $300,000,000, which is discussed in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 5,333,333 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to Haymaker Sponsor III, LLC (the “Sponsor”) generating gross proceeds of $8,000,000, which is described in Note 4.
On March 3, 2021, the underwriters partially exercised the over-allotment option by purchasing 1,750,000 Units at an offering price of $10.00 per Unit (generating gross proceeds of $17,500,000), which was settled on March 5, 2021. In connection with the exercise of the over-allotment option, on March 5, 2021, the Company sold 233,333 Private Placement Warrants (the “Additional Private Placement Warrants”) to the Sponsor at a purchase price of $1.50 per Private Placement Warrant, generating gross proceeds of $350,000, this amount was purchased on March 4, 2021, in anticipation of the closing of the over-allotment option. As a result, an additional $17,500,000 (which amount includes $612,500 of the underwriters’ deferred discount) was placed in the Trust Account. As a result of the partial exercise of the over-allotment option to purchase 1,750,000 Units, the Sponsor forfeited 687,500 Founder Shares on March 5, 2021 in order to maintain ownership of 20% of issued and outstanding shares of the Company. The Founder Shares forfeited by the Sponsor were cancelled by the Company.
Following the closing of the Initial Public Offering and partial exercise of the over-allotment, an amount of $317,500,000 ($10.00 per Unit) from the net proceeds of the sale of the Units and the sale of the Private Placement Warrants was placed in the Trust Account and is being invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with maturities of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
promulgated under the Investment Company

Act of 1940, as amended (the “Investment Company Act”), which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

At March 31, 2022 and December 31, 2021, $
67,898
and $
130,359
of cash was held outside of the Trust Account and available for working capital purposes, respectively.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward consummating an Initial Business Combination. The Initial Business Combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the Initial Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect an Initial Business Combination.
The Company, after signing a definitive agreement for an Initial Business Combination, will either (i) seek stockholder approval of the Initial Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Initial Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest but less taxes payable, or (ii) provide stockholders with the opportunity to sell their Public Shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest but less taxes payable. The decision as to whether the Company will seek stockholder approval of the Initial Business Combination or will allow stockholders to sell their Public Shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval, unless a vote is required by law or under NASDAQ rules. If the Company seeks stockholder approval, it will complete its Initial Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Initial Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 either immediately prior to or upon consummation of the Initial Business Combination. In such case, the Company would not proceed with the redemption of its Public Shares and the related Initial Business Combination, and instead may search for an alternate Initial Business Combination.
Notwithstanding the foregoing redemption rights, if the Company seeks stockholder approval of the Initial Business Combination and the Company does not conduct redemptions in connection with the Initial Business Combination pursuant to the tender offer rules, the Company’s amended and restated certificate of incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company.
The Sponsor has agreed to waive (i) redemption rights with respect to any Founder Shares and Public Shares held in connection with the completion of an initial Business Combination, (ii) redemption rights with respect to any

Founder Shares and Public Shares held in connection with a stockholder vote to approve an amendment to an amended and restated certificate of incorporation to modify the substance or timing of our obligation to allow redemption in connection with an initial Business Combination or to redeem
100
% of Public Shares if the Company has not consummated an initial Business Combination within
24
months from the closing of the Initial Public Offering or with respect to any other provisions relating to stockholders’ rights or pre-initial
Business Combination activity and (iii) rights to liquidating distributions from the Trust Account with respect to any Founder Shares held if the Company fails to complete an initial Business Combination within 24 months from the closing of the Initial Public Offering or any extended period of time that the Company may have to consummate an initial Business Combination.

The Company will have until March
4
,
2023
to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes (less up to $
100,000
of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of remaining stockholders and board of directors, liquidate and dissolve, subject, in each case, to our obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to all of the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
If the Company holds a stockholder vote or there is a tender offer for shares in connection with an Initial Business Combination, a public stockholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest but less taxes payable. As a result, all such shares of Class A common stock are recorded at redemption amount and classified as temporary equity since the completion of the Initial Public Offering, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480—Distinguishing Liabilities from Equity.
Business Combination Agreement
On December 13, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with the Sponsor, BioTe Holdings, LLC, a Nevada limited liability company (“Biote”), BioTe Management, LLC, a Nevada limited liability company, Dr. Gary Donovitz, in his individual capacity, and Teresa S. Weber, in her capacity as the members’ representative (in such capacity, the “Members’ Representative”). Upon the closing of the Business Combination (the “Closing”), the Company will change its name to “
B
iote Corp.” The aggregate consideration that will be paid to or retained by the members of Biote (the “Members”) immediately prior to the closing of the Business Combination upon the Closing is approximately $555,000,000, subject to the purchase price adjustments set forth in the Business Combination Agreement. Following the Closing, the Combined Company will be organized in an
“UP-C”
structure in which substantially all of the assets and business of the Combined Company will be held by Biote and its direct and indirect subsidiaries (together, the “Biote Companies”), and the Company’s only direct assets will consist of Biote Units (as defined below).

Prior to the Closing, the Company may issue up to $100,000,000 in shares of Class A common stock in a private placement (an “Equity Financing”), so long as the price per share in such Equity Financing is not less than $10.00. Pursuant to the terms and conditions of the amended and restated certificate of incorporation, in connection with the Closing of the Business Combination, all then-outstanding shares of Class B common stock will be converted into shares of Class A common stock on a one-for-one
basis (the “Class B Common Stock Conversion”), subject to adjustment and Class B Common Stock shall not be convertible into Class A Common Stock at a rate of less than one-to-one.

Immediately prior to the Closing, Biote will (i) effectuate a recapitalization, pursuant to which all its Class A Units, Class AA Units, Class AAA Units and Class AAAA Units held by the Members will be converted or exchanged (whether by direct exchange, merger or otherwise) into a number of equity interests in Biote designated as “Class A Common Units” (“Biote Units”) in the amounts determined in accordance with Biote’s Second Amended and Restated Operating Agreement (the “Biote A&R OA”), which will be entered into prior to the Closing, the result of which will be that the Members will hold a single class of Biote Units as of immediately prior to the Closing and (ii) convert into a Delaware limited liability company. In connection with the Business Combination, BioTE Medical, LLC (“Biote Medical”), a subsidiary of Biote, has entered into a debt commitment letter with Truist Bank and Truist Securities, Inc. to obtain (i) a $
50,000,000
senior secured revolving credit facility in favor of Biote Medical and (ii) a $
125,000,000
senior secured term loan A facility in favor of Biote Medical (together, the “Debt Facilities,” and any such financing, together with any alternative financing obtained by the Company, Biote or any Biote subsidiary, the “Debt Financing”). Each holder of phantom equity in any of Biote or its direct or indirect subsidiaries (each, a “Phantom Equity Holder”) has entered into a phantom equity acknowledgement (each, a “Phantom Equity Acknowledgement”) effective as of the Closing, which shall, among other things, confirm the number of shares of Class A common stock to be issued to such Phantom Equity Holder pursuant to the
B
iote Corp.
2022
Equity Incentive Plan (the “Incentive Plan”) in satisfaction of his or her phantom equity rights and the vesting schedule for such shares.
Pursuant to the Business Combination Agreement, subject to the satisfaction or waiver of certain conditions set forth therein, at the time of the Closing, (x) in exchange for the Closing Biote Units (as defined below), the Company will transfer cash in an amount equal to (i) the cash in the trust account and any cash held by the Company outside of the trust account, less (ii) the amounts required by the redemptions of Class A common stock by the public stockholders, plus (iii) the aggregate proceeds to be received by the Company pursuant to any Equity Financing, (y) the Biote Companies will receive the aggregate proceeds from the Debt Financing (the aggregate amounts described in (x) and (y), the “Closing Date Cash”) in accordance with and in the priority set forth in the Business Combination Agreement and as described further below, and (z) the Company will issue to Biote a number of shares of its Class V common stock, par value $0.0001 per share (the “Class V Voting Stock”) equal to the number of Retained Biote Units (as defined below), which will entitle the holder thereof to one vote per share but no right to dividends or distributions. Biote will immediately thereafter distribute the Class V Voting Stock to its Members pursuant to the Biote A&R OA. The “Cash Consideration” will be equal to the portion of the aggregate consideration paid or payable to the Gary S. Donovitz 2012 Irrevocable Trust (the “Selling Member”) that is paid in cash, which amount shall in no event exceed $199,000,000.
At the Closing and in consideration for the acquisition of Biote Units by the Company, the Company and the Biote Companies will, subject to the Business Combination Agreement and the Trust Agreement (as defined in the Business Combination Agreement), disburse the Closing Date Cash for the following purposes and in the following order of priority: (a) first, payment of unpaid Transaction Expenses (as defined in the Business Combination Agreement), (b) second, payment to Biote (for use by the Biote Companies) in the amount of $75,000,000, (c) third, payment of Cash Consideration to the Selling Member in the amount of $50,000,000,
(d) fourth, payment to Biote (for use by the Biote Companies) in the amount of $75,000,000, (e) fifth, payment of Cash Consideration to the Selling Member in the amount of $75,000,000, (f) sixth, payment to Biote and the Selling Member such that Biote and the Selling Member receive 37.8% and 62.2%, respectively, of the remaining Closing Date Cash until Biote and the Selling Member have received aggregate payments pursuant to this clause (f) equal to $45,000,000 and $74,000,000, respectively, and (g) seventh, payment to Biote (for use by the Biote Companies).

At the Closing, Biote will issue to the Company a number of Biote Units (the “Closing Biote Units”) equal to the aggregate number of shares of Class A common stock issued and outstanding as of immediately prior to the Closing (after giving effect to any redemptions of Class A common stock, any Equity Financing, the Class B Common Stock Conversion and the forfeiture of up to
793,750
shares of Class B common stock held by the
S
ponsor in the event cash available to the Company at the Closing is less than $
206,400,000)
. The Members will, immediately following the Closing, retain an aggregate number of Biote Units (such Biote Units retained by the Members, the “Retained Biote Units”) equal to the following (without duplication between clauses (y) and (z)): (w) (i) (A) Biote’s equity value (i.e., $
555,000,000)
, minus (B) the aggregate amount of Company Transaction Expenses (as defined in the Business Combination Agreement), minus (C) the Cash Consideration, if any, divided by (ii) $
10.00
, plus (x) the Member Earnout Units (as defined below), minus (y) a number of Biote Units equal to the number of shares of Class A common stock to be issued to the Phantom Equity Holders pursuant to the Phantom Equity Acknowledgements (or the existing underlying phantom equity documentation with respect to any Phantom Equity Holder who has not entered into a Phantom Equity Acknowledgement as of the Closing), minus (z) a number of Biote Units equal to the quotient of (i) the amount of cash payable to the Phantom Equity Holders pursuant to the Phantom Equity Acknowledgments (or the existing underlying phantom equity documentation with respect to any Phantom Equity Holder who has not entered into a Phantom Equity Acknowledgement as of the Closing), divided by (ii) $
10.00
.
In connection with the Closing, on the date of the Closing (the “Closing Date”) (a) the Members on a pro rata basis will subject (i) 10,000,000 Retained Biote Units held by them (the “Member Earnout Units”) and (ii) 10,000,000 shares of Class V Voting Stock distributed to them by Biote (the “Earnout Voting Shares”), (b) the Sponsor will subject 1,587,500 shares of Class A common stock held by it after giving effect to the Class B Common Stock Conversion (the “Sponsor Earnout Shares”), and (c) the Company will subject a number of Biote Units equal to the number of Sponsor Earnout Shares (the “Sponsor Earnout Units,” and, together with the Sponsor Earnout Shares, the Earnout Voting Shares and the Member Earnout Units, the “Earnout Securities”), to certain restrictions and potential forfeiture pending the achievement (if any) of certain earnout targets pursuant to the terms of the Business Combination Agreement or the occurrence of a Change of Control (as defined in the Business Combination Agreement). The Earnout Securities will have voting rights but no right to dividends or distributions (except for certain tax distributions from Biote in accordance with the Biote A&R OA) until such restrictions and potential forfeiture have lapsed. One third of each of the Member Earnout Units, Earnout Voting Shares, Sponsor Earnout Shares and Sponsor Earnout Units will vest upon the occurrence of each of the following events: (i) the first time, prior to the five-year anniversary of the Closing Date (the “Earnout Deadline”), the volume-weighted average share price of the Class A common stock (the “VWAP”) equals or exceeds $12.50 per share for 20 Trading Days (as defined in the Business Combination Agreement) of any 30 consecutive Trading Day period following the Closing, (ii) the first time, prior to the Earnout Deadline, the VWAP equals or exceeds $15.00 per share for 20 Trading Days of any 30 consecutive Trading Day period following the Closing, and (iii) the first time, prior to the Earnout Deadline, the VWAP equals or exceeds $17.50 per share for 20 Trading Days of any 30 consecutive Trading Day period following the Closing. If a definitive agreement with respect to a Change of Control (as defined in the Business Combination Agreement) is entered into on or prior to the Earnout Deadline, then effective as of immediately prior to closing of such Change of

Control, unless previously vested pursuant to clauses (i) through (iii) of the preceding sentence, each of the Member Earnout Units, Earnout Voting Shares, Sponsor Earnout Shares and Sponsor Earnout Units will vest.
Assuming that none of the Company’s current stockholders exercise their right to redeem their shares of Class A common stock of the Company and Company Transaction Expenses (as defined in the Business Combination Agreement) equal $9,887,000, as of immediately following the Closing and without giving effect to the outstanding warrants to purchase Class A common stock or issuance of any shares under the Incentive Plan or biote Corp. 2022 Employee Stock Purchase Plan, but including the Earnout Securities, the Combined Company is expected to own, directly or indirectly, approximately 49.8% of the Biote Units and will control Biote as the sole manager of Biote in accordance with the terms of the Biote A&R OA and all remaining Biote Units will be owned by the Members. The Members are expected to hold a controlling interest in the Company after the Closing and will therefore have the ability to control Biote.

Beginning on the
six
month anniversary of the Closing, each Retained Biote Unit held by the Members may be redeemed, together with one
share of Class V Voting Stock and subject to certain conditions, in exchange for either one
share of Class A common stock or in certain circumstances, at the election of the Company in its capacity as the sole manager of Biote, the cash equivalent of the market value of one
share of Class A common stock, pursuant to the terms and conditions of the Biote A&R OA (such exchange rights, as further described in the Biote A&R OA, the “Exchange Rights”).
Consummation of the Business Combination is subject to customary mutual conditions and covenants of the respective parties, including the receipt of the requisite approval of the Company’s stockholders. The Business Combination Agreement may be terminated at any time prior to the consummation of the Business Combination by mutual written consent of the Company and Biote and in certain other limited circumstances, including if the consummation of the Business Combination has not occurred on or before June 13, 2022. The Business Combination Agreement contains usual and customary representations and warranties for transactions of this nature by the parties thereto. The Business Combination Agreement has been approved by the Company’s board of directors, and the board has recommended that the Company’s stockholders adopt the Business Combination Agreement and approve the Business Combination.
On February 11, 2022, the Company filed a preliminary proxy statement with the SEC setting forth all of the above information and inviting the Company’s stockholders to attend the special meeting in lieu of the 2022 annual meeting of the stockholders to approve, among other things, the Business Combination Agreement and the Business Combination.
On May 5, 2022, the Company filed a definitive proxy statement with the SEC setting forth all of the above information and inviting the Company’s stockholders to attend the special meeting in lieu of the 2022 annual meeting of the stockholders on May 24, 2022, at 10:00 a.m., Eastern time, to approve, among other things, the Business Combination Agreement and the Business Combination.
Other Agreements - Business Combination
The Business Combination Agreement contemplates the execution of various additional agreements and instruments, on or before the Closing, including, among others, the following:
Tax Receivable Agreement
Simultaneously with the Closing, the Company, BioTE, the Members and the Members’ Representative will enter into a tax receivable agreement (the “Tax Receivable Agreement”), which will provide for, among other things, payment by the Company to the Members of 85% of the U.S. federal, state and local income tax savings realized by the Company as a result of the increases in tax basis and certain other tax benefits related to the transactions contemplated under the Business Combination Agreement and the exchange of Retained BioTE Units for Class A Common Stock or cash.
Second Amended and Restated Certificate of Incorporation of the Company and Amended and Restated Bylaws of the Company
In connection with the Closing, the Company will amend and restate (i) subject to receipt of Company Stockholder Approval, its current Certificate of Incorporation by adopting the Second Amended and Restated Certificate of Incorporation of the Company (the “Second A&R Certificate of Incorporation”) and (ii) the current Bylaws of the Company by adopting the Amended and Restated Bylaws of Company (the “A&R Bylaws”), to establish a structure containing Class A Common Stock, which will carry such economic and voting rights as set forth in the Second A&R Certificate of Incorporation and A&R Bylaws, and Class V Voting Stock, which will carry only such voting rights as set forth in the Second A&R Certificate of Incorporation and A&R Bylaws.

Second Amended and Restated Operating Agreement of Biote
At the Closing, the Combined Company, Biote and the Members will enter into the Biote A&R OA, which will, among other things, permit the issuance and ownership of Biote Units as contemplated to be issued and owned upon the consummation of the Business Combination, designate the Combined Company as the sole manager of Biote, provide for the Exchange Rights, set forth the rights and preferences of the Biote Units, and establish the ownership of the Biote Units by the persons or entities indicated in the Biote A&R OA.
Sponsor Letter
In connection with the execution of the Business Combination Agreement, certain of the Company’s officers and directors, the Company, the Sponsor, Biote and the Members’ Representative entered into a letter agreement (the “Sponsor Letter”), pursuant to which, among other things, the Sponsor agreed to (i) vote, at any duly called meeting of stockholders of the Company, in favor of the Business Combination Agreement and the transactions contemplated thereby, (ii) subject to certain exceptions, not to effect any sale or distribution of any of its shares of Class B common stock or private placement warrants and (iii) waive any and all anti-dilution rights described in the amended and restated certificate of incorporation or otherwise with respect to the shares of Class B common stock held by the Sponsor that may be implicated by the Business Combination such that the Class B Common Stock Conversion will occur as discussed herein.
Investor Rights Agreement
At the Closing, the Company, the Members, the Sponsor, the Members’ Representative and certain other parties will enter into an Investor Rights Agreement (the “Investor Rights Agreement”), pursuant to which, among other things, (i) the Registration Rights Agreement, dated as of March 1, 2021, entered into in connection with the Company’s Initial Public Offering will be terminated, (ii) the lock-up
period set forth in the Investor Rights Agreement will supersede the lock-up
period set forth in the letter agreement, dated March 1, 2021, entered into in connection with the Company’s Initial Public Offering, (iii) the Company will provide certain registration rights for the shares of Class A common stock held by the Members, the Sponsor, and certain other parties, (iv) the Members will agree not to, subject to certain exceptions, transfer, sell, assign or otherwise dispose of the shares of Class A common stock, Class V Voting Stock and the Biote Units held by such Members for six months following the Closing, and the Member Earnout Units until the date such securities have been earned in accordance with the Business Combination Agreement and (v) the Sponsor will agree not to, subject to certain exceptions, transfer, sell, assign or otherwise dispose of its (a) shares of Class A common stock (other than the Sponsor Earnout Shares) for six months following the Closing, (b) Sponsor Earnout Shares until the date such securities have been earned in accordance with the Business Combination Agreement and (c) warrants issued to the Sponsor pursuant to that certain Private Placement Warrants Purchase Agreement, dated March 1, 2021, by and between the Company and the Sponsor, and the underlying shares of Class A common stock, for 30 days following the Closing Date.
The Trust Account
The proceeds held in the Trust Account are invested only in U.S. government treasury bills with a maturity of one hundred eighty (180) days or less or in money market funds that meet certain conditions under Rule
2a-7
under the Investment Company Act of 1940 and that invest only in direct U.S. government obligations. Funds will remain in the Trust Account until the earlier of (i) the consummation of the Initial Business Combination or (ii) the distribution of the Trust Account proceeds as described below. The remaining proceeds outside the Trust Account may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses.
The Company’s certificate of incorporation provides that, other than the withdrawal of interest to pay taxes, if any, none of the funds held in the Trust Account will be released until the earlier of: (i) the completion of the Initial Business Combination; (ii) the redemption of any Public Shares sold in the Initial Public Offering that have been properly tendered in connection with a stockholder vote to amend the Company’s certificate of incorporation to modify the substance or timing of its obligation to redeem 100% of such shares of Class A common stock if it does not complete the Initial Business Combination within 24 months from the closing of the Initial Public Offering; and (iii) the redemption of 100
% of the shares of Class A common stock included in the Units being sold in the Initial Public Offering if the Company is unable to complete an Initial Business Combination within 24 months from the closing of the Initial Public Offering (subject to the requirements of law). The proceeds held in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders. During the three months ended March 31, 2022, the Company used interest income from the Trust Account in the amount of
$63,747 to pay taxes.
Indemnity
In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business (except for the Company’s independent registered public accountant), execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Going Concern Consideration
As of March 31, 2022, the Company had $67,898 in cash held outside of the Trust Account and working capital deficit of $2,811,153 (excluding franchise tax payable). The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the financial statements are issued. Management plans to address this uncertainty through the Business Combination as discussed above and potential Working Capital Loans, as discussed in Note 5. There is no assurance that the Company’s plans to consummate the Business Combination will be successful or successful within the Combination Period, which will end on March 4, 2023, at which time the Company will cease all operations except for the purpose of liquidating, or if the Sponsor will commit to the Working Capital Loans, by which, in February 2022, the Company entered into a promissory note with the Sponsor in the amount of $350,000 (see Note 5). The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Risks and Uncertainties
The United States and global markets are experiencing volatility and disruption following the escalation of geopolitical tensions and the recent invasion of Ukraine by Russia in February 2022. In response to such invasion, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication (SWIFT) payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine during the ongoing military conflict, increasing geopolitical tensions with Russia. The invasion of Ukraine by Russia and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing military conflict in Ukraine is highly unpredictable, the conflict could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions. Additionally, Russian military actions and the resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets. In addition, the recent invasion of Ukraine by Russia, and the impact of sanctions against Russia and the potential for retaliatory acts from Russia, could result in increased cyber-attacks against U.S. companies.
Management continues to evaluate the impacts of the
COVID-19
pandemic and the ongoing conflict in Ukraine on the Company’s business objectives and has concluded that while it is reasonably possible that these could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed financial statements. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Haymaker Acquisition Corp. III (the “Company” or “Haymaker”) is a blank check company incorporated in Delaware on July 6, 2020. The Company was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”).
The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of December 31, 2021, the Company had not commenced any operations. All activity for the year ended December 31, 2021 and for the period from July 6, 2020 (inception) through December 31, 2020 relates to the Company’s formation, the initial public offering (“Initial Public Offering”) as described below, and since the closing of the Initial Public Offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income or gains on investments on the cash and investments held in a trust account from the proceeds derived from the Initial Public Offering. In addition, the Company will recognize non-operating
income or loss on the change in fair value of warrant liabilities.
The registration statement for the Company’s Initial Public Offering was declared effective on March 1, 2021. On March 4, 2021, the Company consummated the Initial Public Offering of 30,000,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $300,000,000, which is discussed in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 5,333,333 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to Haymaker Sponsor III, LLC (the “Sponsor”) generating gross proceeds of $8,000,000, which is described in Note 4.
On March 3, 2021, the underwriters partially exercised the over-allotment option by purchasing 1,750,000 Units at an offering price of $10.00 per Unit (generating gross proceeds of $17,500,000), which was settled on March 5, 2021. In connection with the exercise of the over-allotment option, on March 5, 2021, the Company sold 233,333 Private Placement Warrants (the “Additional Private Placement Warrants”) to the Sponsor at a purchase price of $1.50 per Private Placement Warrant, generating gross proceeds of $350,000, this amount was purchased on March 4, 2021, in anticipation of the closing of the over-allotment option. As a result, an additional $17,500,000 (which amount includes $612,500 of the underwriters’ deferred discount) was placed in the Trust Account. As a result of the partial exercise of the over-allotment option to purchase 1,750,000 Units, the Sponsor forfeited 687,500 Founder Shares on March 5, 2021 in order to maintain ownership of 20% of issued and outstanding shares of the Company. The Founder Shares forfeited by the Sponsor were cancelled by the Company.
Following the closing of the Initial Public Offering and partial exercise of the over-allotment, an amount of $317,500,000 ($10.00 per Unit) from the net proceeds of the sale of the Units and the sale of the Private Placement Warrants was placed in the Trust Account and is being invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with maturities of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
promulgated under the Investment Company

Act of 1940, as amended (the “Investment Company Act”), which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.
Transaction costs related to the issuances described above amounted to $17,986,366, consisting of $6,350,000 of underwriting fees, $11,112,500 of deferred underwriting fees and $523,866 of other offering costs. In addition, at December 31, 2021 and December 31, 2020, $130,359 and $1,594 of cash was held outside of the Trust Account and is available for working capital purposes, respectively.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward consummating an Initial Business Combination. The Initial Business Combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the Initial Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect an Initial Business Combination.
The Company, after signing a definitive agreement for an Initial Business Combination, will either (i) seek stockholder approval of the Initial Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Initial Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest but less taxes payable, or (ii) provide stockholders with the opportunity to sell their Public Shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest but less taxes payable. The decision as to whether the Company will seek stockholder approval of the Initial Business Combination or will allow stockholders to sell their Public Shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval, unless a vote is required by law or under NASDAQ rules. If the Company seeks stockholder approval, it will complete its Initial Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Initial Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 either immediately prior to or upon consummation of the Initial Business Combination. In such case, the Company would not proceed with the redemption of its Public Shares and the related Initial Business Combination, and instead may search for an alternate Initial Business Combination.
Notwithstanding the foregoing redemption rights, if the Company seeks stockholder approval of the Initial Business Combination and the Company does not conduct redemptions in connection with the Initial Business Combination pursuant to the tender offer rules, the Company’s amended and restated certificate of incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company.
The Sponsor has agreed to waive (i) redemption rights with respect to any Founder Shares and Public Shares held in connection with the completion of an initial Business Combination, (ii) redemption rights with respect to any
Founder Shares and Public Shares held in connection with a stockholder vote to approve an amendment to an amended and restated certificate of incorporation to modify the substance or timing of our obligation to allow redemption in connection with an initial Business Combination or to redeem 100% of Public Shares if the Company has not consummated an initial Business Combination within 24 months from the closing of the Initial Public Offering or with respect to any other provisions relating to stockholders’ rights or pre-initial
Business Combination activity and (iii) rights to liquidating distributions from the Trust Account with respect to any Founder Shares held if the Company fails to complete an initial Business Combination within 24 months from the closing of the Initial Public Offering or any extended period of time that the Company may have to consummate an initial Business Combination.
The Company will have until March 4, 2023 to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of remaining stockholders and board of directors, liquidate and dissolve, subject, in each case, to our obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to all of the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
If the Company holds a stockholder vote or there is a tender offer for shares in connection with an Initial Business Combination, a public stockholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest but less taxes payable. As a result, all such shares of Class A common stock are recorded at redemption amount and classified as temporary equity since the completion of the Initial Public Offering, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480—
Distinguishing Liabilities from Equity
.
Business Combination Agreement
On December 13, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with the Sponsor, BioTe Holdings, LLC, a Nevada limited liability company (“Biote”), BioTe Management, LLC, a Nevada limited liability company, Dr. Gary Donovitz, in his individual capacity, and Teresa S. Weber, in her capacity as the members’ representative (in such capacity, the “Members’ Representative”). Upon the closing of the Business Combination (the “Closing”), the Company will change its name to “biote Corp.” The aggregate consideration that will be paid to or retained by the members of Biote (the “Members”) immediately prior to the closing of the Business Combination upon the Closing is approximately $555,000,000, subject to the purchase price adjustments set forth in the Business Combination Agreement. Following the Closing, the Combined Company will be organized in an “UP-C” structure in which substantially all of the assets and business of the Combined Company will be held by Biote and its direct and indirect subsidiaries (together, the “Biote Companies”), and the Company’s only direct assets will consist of Biote Units (as defined below).
Prior to the Closing, the Company may issue up to $100,000,000 in shares of Class A common stock in a private placement (an “Equity Financing”), so long as the price per share in such Equity Financing is not less than $10.00. Pursuant to the terms and conditions of the amended and restated certificate of incorporation, in connection with the Closing of the Business Combination, all then-outstanding shares of Class B common stock will be converted into shares of Class A common stock on a one-for-one basis (the “Class B Common Stock Conversion”), subject to adjustment and Class B Common Stock shall not be convertible into Class A Common Stock at a rate of less than one-to-one.
Immediately prior to the Closing, Biote will (i) effectuate a recapitalization, pursuant to which all its Class A Units, Class AA Units, Class AAA Units and Class AAAA Units held by the Members will be converted or exchanged (whether by direct exchange, merger or otherwise) into a number of equity interests in Biote designated as “Class A Common Units” (“Biote Units”) in the amounts determined in accordance with Biote’s Second Amended and Restated Operating Agreement (the “Biote A&R OA”), which will be entered into prior to the Closing, the result of which will be that the Members will hold a single class of Biote Units as of immediately prior to the Closing and (ii) convert into a Delaware limited liability company. In connection with the Business Combination, BioTE Medical, LLC (“Biote Medical”), a subsidiary of Biote, has entered into a debt commitment letter with Truist Bank and Truist Securities, Inc. to obtain (i) a $50,000,000 senior secured revolving credit facility in favor of Biote Medical and (ii) a $125,000,000 senior secured term loan A facility in favor of Biote Medical (together, the “Debt Facilities,” and any such financing, together with any alternative financing obtained by the Company, Biote or any Biote subsidiary, the “Debt Financing”). Each holder of phantom equity in any of Biote or its direct or indirect subsidiaries (each, a “Phantom Equity Holder”) has entered into a phantom equity acknowledgement (each, a “Phantom Equity Acknowledgement”) effective as of the Closing, which shall, among other things, confirm the number of shares of Class A common stock to be issued to such Phantom Equity Holder pursuant to the biote Corp. 2022 Equity Incentive Plan (the “Incentive Plan”) in satisfaction of his or her phantom equity rights and the vesting schedule for such shares.
Pursuant to the Business Combination Agreement, subject to the satisfaction or waiver of certain conditions set forth therein, at the time of the Closing, (x) in exchange for the Closing Biote Units (as defined below), the Company will transfer cash in an amount equal to (i) the cash in the trust account and any cash held by the Company outside of the trust account, less (ii) the amounts required by the redemptions of Class A common stock by the public stockholders, plus (iii) the aggregate proceeds to be received by the Company pursuant to any Equity Financing, (y) the Biote Companies will receive the aggregate proceeds from the Debt Financing (the aggregate amounts described in (x) and (y), the “Closing Date Cash”) in accordance with and in the priority set forth in the Business Combination Agreement and as described further below, and (z) the Company will issue to Biote a number of shares of its Class V common stock, par value $0.0001 per share (the “Class V Voting Stock”) equal to the number of Retained Biote Units (as defined below), which will entitle the holder thereof to one vote per share but no right to dividends or distributions. Biote will immediately thereafter distribute the Class V Voting Stock to its Members pursuant to the Biote A&R OA. The “Cash Consideration” will be equal to the portion of the aggregate consideration paid or payable to the Gary S. Donovitz 2012 Irrevocable Trust (the “Selling Member”) that is paid in cash, which amount shall in no event exceed $199,000,000.
At the Closing and in consideration for the acquisition of Biote Units by the Company, the Company and the Biote Companies will, subject to the Business Combination Agreement and the Trust Agreement (as defined in the Business Combination Agreement), disburse the Closing Date Cash for the following purposes and in the following order of priority: (a) first, payment of unpaid Transaction Expenses (as defined in the Business Combination Agreement), (b) second, payment to Biote (for use by the Biote Companies) in the amount of $75,000,000, (c) third, payment of Cash Consideration to the Selling Member in the amount of $50,000,000, (d) fourth, payment to Biote (for use by the Biote Companies) in the amount of $75,000,000, (e) fifth, payment of
Cash Consideration to the Selling Member in the amount of $75,000,000, (f) sixth, payment to Biote and the Selling Member such that Biote and the Selling Member receive 37.8% and 62.2%, respectively, of the remaining Closing Date Cash until Biote and the Selling Member have received aggregate payments pursuant to this clause (f) equal to $45,000,000 and $74,000,000, respectively, and (g) seventh, payment to Biote (for use by the Biote Companies).
At the Closing, Biote will issue to the Company a number of Biote Units (the “Closing Biote Units”) equal to the aggregate number of shares of Class A common stock issued and outstanding as of immediately prior to the Closing (after giving effect to any redemptions of Class A common stock, any Equity Financing, the Class B Common Stock Conversion and the forfeiture of up to 793,750 shares of Class B common stock held by the sponsor in the event cash available to the Company at the Closing is less than $206,400,000). The Members will, immediately following the Closing, retain an aggregate number of Biote Units (such Biote Units retained by the Members, the “Retained Biote Units”) equal to the following (without duplication between clauses (y) and (z)): (w) (i) (A) Biote’s equity value (i.e., $555,000,000), minus (B) the aggregate amount of Company Transaction Expenses (as defined in the Business Combination Agreement), minus (C) the Cash Consideration, if any, divided by (ii) $10.00, plus (x) the Member Earnout Units (as defined below), minus (y) a number of Biote Units equal to the number of shares of Class A common stock to be issued to the Phantom Equity Holders pursuant to the Phantom Equity Acknowledgements (or the existing underlying phantom equity documentation with respect to any Phantom Equity Holder who has not entered into a Phantom Equity Acknowledgement as of the Closing), minus (z) a number of Biote Units equal to the quotient of (i) the amount of cash payable to the Phantom Equity Holders pursuant to the Phantom Equity Acknowledgments (or the existing underlying phantom equity documentation with respect to any Phantom Equity Holder who has not entered into a Phantom Equity Acknowledgement as of the Closing), divided by (ii) $10.00.
In connection with the Closing, on the date of the Closing (the “Closing Date”) (a) the Members on a pro rata basis will subject (i) 10,000,000 Retained Biote Units held by them (the “Member Earnout Units”) and (ii) 10,000,000 shares of Class V Voting Stock distributed to them by Biote (the “Earnout Voting Shares”), (b) the Sponsor will subject 1,587,500 shares of Class A common stock held by it after giving effect to the Class B Common Stock Conversion (the “Sponsor Earnout Shares”), and (c) the Company will subject a number of Biote Units equal to the number of Sponsor Earnout Shares (the “Sponsor Earnout Units,” and, together with the Sponsor Earnout Shares, the Earnout Voting Shares and the Member Earnout Units, the “Earnout Securities”), to certain restrictions and potential forfeiture pending the achievement (if any) of certain earnout targets pursuant to the terms of the Business Combination Agreement or the occurrence of a Change of Control (as defined in the Business Combination Agreement). The Earnout Securities will have voting rights but no right to dividends or distributions (except for certain tax distributions from Biote in accordance with the Biote A&R OA) until such restrictions and potential forfeiture have lapsed. One third of each of the Member Earnout Units, Earnout Voting Shares, Sponsor Earnout Shares and Sponsor Earnout Units will vest upon the occurrence of each of the following events: (i) the first time, prior to the five-year anniversary of the Closing Date (the “Earnout Deadline”), the volume-weighted average share price of the Class A common stock (the “VWAP”) equals or exceeds $12.50 per share for 20 Trading Days (as defined in the Business Combination Agreement) of any 30 consecutive Trading Day period following the Closing, (ii) the first time, prior to the Earnout Deadline, the VWAP equals or exceeds $15.00 per share for 20 Trading Days of any 30 consecutive Trading Day period following the Closing, and (iii) the first time, prior to the Earnout Deadline, the VWAP equals or exceeds $17.50 per share for 20 Trading Days of any 30 consecutive Trading Day period following the Closing. If a definitive agreement with respect to a Change of Control (as defined in the Business Combination Agreement) is entered into on or prior to the Earnout Deadline, then effective as of immediately prior to closing of such Change of Control, unless previously vested pursuant to clauses (i) through (iii) of the preceding sentence, each of the Member Earnout Units, Earnout Voting Shares, Sponsor Earnout Shares and Sponsor Earnout Units will vest.
Assuming that none of the Company’s current stockholders exercise their right to redeem their shares of Class A common stock of the Company and Company Transaction Expenses (as defined in the Business Combination Agreement) equal $11,521,000, as of immediately following the Closing and without giving effect to the outstanding warrants to purchase Class A common stock or issuance of any shares under the Incentive Plan or biote Corp. 2022 Employee Stock Purchase Plan, but including the Earnout Securities, the Combined Company is expected to own, directly or indirectly, approximately 49.9% of the Biote Units and will control Biote as the sole manager of Biote in accordance with the terms of the Biote A&R OA and all remaining Biote Units will be owned by the Members. The Members are expected to hold a controlling interest in the Company after the Closing and will therefore have the ability to control Biote.
Beginning on the six month anniversary of the Closing, each Retained Biote Unit held by the Members may be redeemed, together with one share of Class V Voting Stock and subject to certain conditions, in exchange for either one share of Class A common stock or in certain circumstances, at the election of the Company in its capacity as the sole manager of Biote, the cash equivalent of the market value of one share of Class A common stock, pursuant to the terms and conditions of the Biote A&R OA (such exchange rights, as further described in the Biote A&R OA, the “Exchange Rights”).
Consummation of the Business Combination is subject to customary mutual conditions and covenants of the respective parties, including the receipt of the requisite approval of the Company’s stockholders. The Business Combination Agreement may be terminated at any time prior to the consummation of the Business Combination by mutual written consent of the Company and Biote and in certain other limited circumstances, including if the consummation of the Business Combination has not occurred on or before June 13, 2022, which is prior to the Company’s initial Business Combination deadline of March 4, 2023. The Business Combination Agreement contains usual and customary representations and warranties for transactions of this nature by the parties thereto. The Business Combination Agreement has been approved by the Company’s board of directors, and the board has recommended that the Company’s stockholders adopt the Business Combination Agreement and approve the Business Combination.
On February 11, 2022, the Company filed a preliminary proxy statement with the SEC setting forth all of the above information and inviting the Company’s stockholders to attend the special meeting in lieu of the 2022 annual meeting of the stockholders to approve, among other things, the Business Combination Agreement and the Business Combination.
Other Agreements - Business Combination
The Business Combination Agreement contemplates the execution of various additional agreements and instruments, on or before the Closing, including, among others, the following:
Tax Receivable Agreement
Simultaneously with the Closing, the Company, BioTE, the Members and the Members’ Representative will enter into a tax receivable agreement (the “Tax Receivable Agreement”), which will provide for, among other things, payment by the Company to the Members of 85% of the U.S. federal, state and local income tax savings realized by the Company as a result of the increases in tax basis and certain other tax benefits related to the transactions contemplated under the Business Combination Agreement and the exchange of Retained BioTE Units for Class A Common Stock or cash.
Second Amended and Restated Certificate of Incorporation of the Company and Amended and Restated Bylaws of the Company
In connection with the Closing, the Company will amend and restate (i) subject to receipt of Company Stockholder Approval, its current Certificate of Incorporation by adopting the Second Amended and Restated Certificate of Incorporation of the Company (the “Second A&R Certificate of Incorporation”) and (ii) the current Bylaws of the Company by adopting the Amended and Restated Bylaws of Company (the “A&R Bylaws”), to establish a structure containing Class A Common Stock, which will carry such economic and voting rights as set forth in the Second A&R Certificate of Incorporation and A&R Bylaws, and Class V Voting Stock, which will carry only such voting rights as set forth in the Second A&R Certificate of Incorporation and A&R Bylaws.
Second Amended and Restated Operating Agreement of Biote
At the Closing, the Combined Company, Biote and the Members will enter into the Biote A&R OA, which will, among other things, permit the issuance and ownership of Biote Units as contemplated to be issued and owned upon the consummation of the Business Combination, designate the Combined Company as the sole manager of Biote, provide for the Exchange Rights, set forth the rights and preferences of the Biote Units, and establish the ownership of the Biote Units by the persons or entities indicated in the Biote A&R OA.
Sponsor Letter
In connection with the execution of the Business Combination Agreement, certain of the Company’s officers and directors, the Company, the Sponsor, Biote and the Members’ Representative entered into a letter agreement (the “Sponsor Letter”), pursuant to which, among other things, the Sponsor agreed to (i) vote, at any duly called meeting of stockholders of the Company, in favor of the Business Combination Agreement and the transactions contemplated thereby, (ii) subject to certain exceptions, not to effect any sale or distribution of any of its shares of Class B common stock or private placement warrants and (iii) waive any and all anti-dilution rights described in the amended and restated certificate of incorporation or otherwise with respect to the shares of Class B common stock held by the Sponsor that may be implicated by the Business Combination such that the Class B Common Stock Conversion will occur as discussed herein.
Investor Rights Agreement
At the Closing, the Company, the Members, the Sponsor, the Members’ Representative and certain other parties will enter into an Investor Rights Agreement (the “Investor Rights Agreement”), pursuant to which, among other things, (i) the Registration Rights Agreement, dated as of March 1, 2021, entered into in connection with the Company’s initial public offering will be terminated, (ii) the lock-up period set forth in the Investor Rights Agreement will supersede the lock-up period set forth in the letter agreement, dated March 1, 2021, entered into in connection with the Company’s initial public offering, (iii) the Company will provide certain registration rights for the shares of Class A common stock held by the Members, the Sponsor, and certain other parties, (iv) the Members will agree not to, subject to certain exceptions, transfer, sell, assign or otherwise dispose of the shares of Class A common stock, Class V Voting Stock and the Biote Units held by such Members for six months following the Closing, and the Member Earnout Units until the date such securities have been earned in accordance with the Business Combination Agreement and (v) the Sponsor will agree not to, subject to certain exceptions, transfer, sell, assign or otherwise dispose of its (a) shares of Class A common stock (other than the Sponsor Earnout Shares) for six months following the Closing, (b) Sponsor Earnout Shares until the date such securities have been earned in accordance with the Business Combination Agreement and (c) warrants issued to the Sponsor pursuant to that certain Private Placement Warrants Purchase Agreement, dated March 1, 2021, by and between the Company and the Sponsor, and the underlying shares of Class A common stock, for 30 days following the Closing Date.

The Trust Account
The proceeds held in the Trust Account are invested only in U.S. government treasury bills with a maturity of one hundred eighty (180) days or less or in money market funds that meet certain conditions under Rule
2a-7
under the Investment Company Act of 1940 and that invest only in direct U.S. government obligations. Funds will remain in the Trust Account until the earlier of (i) the consummation of the Initial Business Combination or (ii) the distribution of the Trust Account proceeds as described below. The remaining proceeds outside the Trust Account may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses.
The Company’s certificate of incorporation provides that, other than the withdrawal of interest to pay taxes, if any, none of the funds held in the Trust Account will be released until the earlier of: (i) the completion of the Initial Business Combination; (ii) the redemption of any Public Shares sold in the Initial Public Offering that have been properly tendered in connection with a stockholder vote to amend the Company’s certificate of incorporation to modify the substance or timing of its obligation to redeem 100% of such shares of Class A common stock if it does not complete the Initial Business Combination within 24 months from the closing of the Initial Public Offering; and (iii) the redemption of 100% of the shares of Class A common stock included in the Units being sold in the Initial Public Offering if the Company is unable to complete an Initial Business Combination within 24 months from the closing of the Initial Public Offering (subject to the requirements of law). The proceeds held in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders. As of December 31, 2021, the Company has not used any interest earned from the Trust Account to pay taxes.
Indemnity
In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business (except for the Company’s independent registered public accountant), execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Going Concern Consideration
As of December 31, 2021, the Company had $130,359 in cash held outside of the Trust Account and a working capital deficit of $1,820,560. The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the financial statements are issued. Management plans to address this uncertainty through the Business Combination as discussed above and potential Working Capital Loans, as discussed in Note 5. There is no assurance that the Company’s plans to consummate the Business Combination will be successful or successful within the Combination Period, which will end on March 4, 2023, at which time the Company will cease all operations except for the purpose of liquidating, or if the Sponsor will commit to the Working Capital Loans, by which, in February 2022, the Company entered into a promissory note with the Sponsor in the amount of $350,000 (see Note 11). The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.